Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Compute Basic and Diluted Loss Per Share

The following table sets forth the information needed to compute basic and diluted loss per share:

	Year Ended December 31, 2019	Year Ended December 31, 2018
Net loss	$(712,441)	$(600,735)
Weighted average common shares outstanding	382,233	379,301
Basic net loss per share	$(1.86)	$(1.86)
Diluted net loss per share	$(1.58)	$(1.58)